Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2022	2023
	RMB	RMB
Rebate receivable from suppliers	239,816	197,775
Value-added tax (“VAT”) recoverable	125,644	133,727
Prepaid expenses	84,268	100,970
Deposits (1)	62,889	54,248
Interest receivables	11,352	58,756
Employee advances (2)	8,428	5,645
Others	22,018	39,229

Prepayment and other current assets	554,415	590,350
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.